17. RELATED PARTIES TRANSACTIONS (Details 7) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Trade receivables, current	$ 247	$ 500
Other receivables, non current	43	71
Other receivables, current	94	61
Trade payables, current	99	383
Other payables, current	17	71
Current borrowings	242	183
SACDE [member]
Disclosure of transactions between related parties [line items]
Trade receivables, current
Other receivables, non current
Other receivables, current		2
Trade payables, current
Other payables, current
Current borrowings
Other [member]
Disclosure of transactions between related parties [line items]
Trade receivables, current
Other receivables, non current
Other receivables, current		1
Trade payables, current
Other payables, current
Current borrowings
Total related parties [member]
Disclosure of transactions between related parties [line items]
Trade receivables, current	4	6
Other receivables, non current	29	53
Other receivables, current	41	8
Trade payables, current	5	8
Other payables, current		5
Current borrowings		14
TGS [member]
Disclosure of transactions between related parties [line items]
Trade receivables, current	2	4
Other receivables, non current	29	34
Other receivables, current	5	5
Trade payables, current
Other payables, current
Current borrowings
Greenwind [member]
Disclosure of transactions between related parties [line items]
Trade receivables, current
Other receivables, non current		4
Other receivables, current
Trade payables, current	5	5
Other payables, current
Current borrowings
Refinor [member]
Disclosure of transactions between related parties [line items]
Trade receivables, current	2	2
Other receivables, non current
Other receivables, current
Trade payables, current		1
Other payables, current
Current borrowings
OCP [member]
Disclosure of transactions between related parties [line items]
Trade receivables, current
Other receivables, non current		15
Other receivables, current	36
Trade payables, current
Other payables, current		5
Current borrowings
SACME [member]
Disclosure of transactions between related parties [line items]
Trade receivables, current
Other receivables, non current
Other receivables, current
Trade payables, current		2
Other payables, current
Current borrowings
Citelec [member]
Disclosure of transactions between related parties [line items]
Trade receivables, current
Other receivables, non current
Other receivables, current
Trade payables, current
Other payables, current
Current borrowings		$ 14